Segments and Geographical Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 17:-	SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2018, 2017 and 2016 were as follows:

	RFID and Mobile Solutions (BOS-Dimex)	Supply Chain Solutions (BOS-Odem)	Intercompany	Consolidated

2018
Revenues	$14,633	$18,205	$(188)	$32,650
Gross profit	$3,371	$3,372	$-	$6,743
Assets related to segment	$5,325	$717	$-	$6,042

2017
Revenues	$13,666	$15,495	$(229)	$28,932
Gross profit	$3,623	$2,722	$-	$6,345
Assets related to segment	$5,456	$229	$-	$5,685

2016
Revenues	$12,197	$15,291	$(61)	$27,427
Gross profit	$2,888	$2,427	$-	$5,315
Assets related to segment	$5,308	$120	$-	$5,428

b.	The following presents total revenues for the years 2018, 2017 and 2016 based on the location of customers and long- lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2018		2017		2016
	Total revenues	Long-lived assets *	Total revenues	Long-lived assets *	Total revenues	Long-lived assets *

Israel	$22,990	$1,108	$21,870	$651	$20,619	$514
India	4,209	-	4,497	-	3,119	-
Far East	3,800	-	1,416	-	2,964	-
America	1,189	-	918	-	411	-
Europe	462	-	231	-	314	-

	$32,650	$1,108	$28,932	$651	$27,427	$514

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

c.	There is no major customer.